INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES [Abstract]
Investments in Associates
	2018										2017

					Issuer Information

	Description of securities				Last financial statemets issued

Name and issuer	Face value	Amount	Cost	Book value	Main business	Date	Common stock	Net (loss) / income for the year / period	Shareholders’ equity	% of Common Stock	Book value

Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	118	5,798	Pipeline maintenance	09/30/2018	28	(689)	11,832	49.00	3,981

Emprendimientos de Gas del Sur S.A. (in liquidation)	$1	116,130	116	324	Pipeline construction and operation services	09/30/2018	237	(70)	661	49.00	543

Gas Link S.A.	$1	502,962	5,587	66,548	Pipeline construction and operation services	09/30/2018	1,026	30,918	145,949	49.00	51,400

Total				72,670							55,924